Leases (Tables)	12 Months Ended
Oct. 31, 2020
Leases [Abstract]
Lease Right-of-Use Assets
	Leasehold land and buildings	Computer equipment	Other	Total
	$m	$m	$m	$m
Net book value at October 31, 2020	180.1	20.4	6.7	207.2
Net book value at November 1, 2019	223.6	20.8	9.0	253.4

Depreciation charge for the 12 months ended October 31, 2020	60.3	11.2	5.4	76.9

Leases Amounts Recognized in Financial Statements
Amounts recognized in the statement of comprehensive income:		12 months ended October 31, 2020	12 months ended October 31, 2019
		Under IFRS 16	Under IAS 17
	Note	$m	$m
Under IFRS 16:
Interest on lease liabilities	6	13.2	-
Depreciation of right-of-use assets		76.9	-
Impairment of right-of-use assets*		5.9	-
Income from sub-leasing right-of-use assets		0.4	-

Under IAS 17:
Interest on lease liabilities	6	-	2.0
Depreciation of lease assets		-	13.9
Lease expense		-	65.9
Income from sub-leasing right-of-use assets		-	1.0

* The Group assessed right-of-use assets for indicators of impairment during the year in particular leases, which have become vacant or part vacant or changes in sub-lease expectations on existing vacant properties. As a result, an additional impairment of $5.9 million was recognized in the year. The impairment against the right-of-use asset carrying value reflects any expected sub lease-income over the remainder of the lease.

Amounts recognized in statement of cash flows:

	12 months ended October 31, 2020 Under IFRS 16	12 months ended October 31, 2019 Under IAS 17
	$m	$m
Interest payments on lease liabilities	13.2	2.0
Payment for lease liabilities (2019: payment for finance lease liabilities)	80.1	12.9
Total cash outflow for leases	93.3	14.9

Lease Obligations
The movement on the Group lease obligations in the year were as follows:

	Note	$m
IFRS 16 adoption		269.8
Transfer from Finance lease liability		23.5
Balance at November 1, 2019		293.3
Additions		41.6
Disposals		(0.2)
Payments		(93.3)
Interest	6	13.2
Foreign exchange		(4.2)
Balance at October 31, 2020		250.4

Included within:
Current liabilities		82.2
Non-current liabilities		168.2
Total		250.4

Maturity of Lease Obligations
The maturity profile of the Group’s lease obligations is as follows:

$m
Within one year	82.2
In one to two years	69.5
In two to three years	43.3
In three to five years	49.3
In more than five years	36.3
At October 31, 2020	280.6
Impact of discounting	(30.2)
Total lease obligations	250.4